EXPLANATORY NOTE

The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed, on behalf of Mirae Asset Discovery Funds, with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 29, 2015 (Accession No. 0001447572-15-000053), which is incorporated herein by reference.